UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     July 25, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $550,929 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579y101    15274   170465 SH       SOLE                   108310             62155
ABB Ltd. Spon ADR           COM                 000375204     7278   445936 SH       SOLE                   277705            168231
Accenture Plc               COM                 g1151c101    17597   292845 SH       SOLE                   184175            108670
Agilent Tecnologies, Inc.   COM                 00846u101    15844   403778 SH       SOLE                   251710            152068
Agilent Tecnologies, Inc.   COM                 00846u101     6867   175000 SH       DEFINED 01             175000
Air Products & Chemicals    COM                 009158106     8130   100710 SH       SOLE                    63295             37415
Air Products & Chemicals    COM                 009158106     4844    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc. COM                 01741r102     7795   244426 SH       SOLE                   154290             90136
Allegheny Technologies Inc. COM                 01741r102     2870    90000 SH       DEFINED 01              90000
Apache Corp.                COM                 037411105     8507    96791 SH       SOLE                    60335             36456
Ashland Inc.                COM                 044209104    12059   173985 SH       SOLE                   108230             65755
Ashland Inc.                COM                 044209104     6584    95000 SH       DEFINED 01              95000
Automatic Data Processing   COM                 053015103     5566   100000 SH       DEFINED 01             100000
Automatic Data Processing   COM                 053015103    11369   204265 SH       SOLE                   127715             76550
Babcock & Wilcox Co., The   COM                 05615f102    10051   410243 SH       SOLE                   256265            153978
Babcock & Wilcox Co., The   COM                 05615f102     3062   125000 SH       DEFINED 01             125000
Baker Hughes Inc.           COM                 057224107     4980   121178 SH       SOLE                    75180             45998
Bank of America Corp.       COM                 060505104     3329   406988 SH       SOLE                   244056            162932
Baxter International        COM                 071813109    16799   316073 SH       SOLE                   198000            118073
Cameron International Corp. COM                 13342b105    27226   637465 SH       SOLE                   400647            236818
Cameron International Corp. COM                 13342b105    14948   350000 SH       DEFINED 01             350000
Carnival Corporation        COM                 143658300    16425   479282 SH       SOLE                   296975            182307
Carnival Corporation        COM                 143658300     5140   150000 SH       DEFINED 01             150000
Corning Inc.                COM                 219350105     9818   759285 SH       SOLE                   473440            285845
Corning Inc.                COM                 219350105     2586   200000 SH       DEFINED 01             200000
Eaton Corporation           COM                 278058102     9977   251752 SH       SOLE                   156125             95627
Goldman Sachs Group Inc.    COM                 38141g104    13375   139528 SH       SOLE                    83515             56013
Goldman Sachs Group Inc.    COM                 38141g104     4793    50000 SH       DEFINED 01              50000
Ingersoll-Rand Co. A        COM                 g47791101     4218   100000 SH       DEFINED 01             100000
Ingersoll-Rand Co. A        COM                 g47791101     9273   219833 SH       SOLE                   137475             82358
Int'l Business Machines     COM                 459200101      293     1500 SH       SOLE                     1500
International Paper Co.     COM                 460146103     8784   303832 SH       SOLE                   189235            114597
Jacobs Engineering Group    COM                 469814107     9878   260920 SH       SOLE                   164160             96760
Jacobs Engineering Group    COM                 469814107     3786   100000 SH       DEFINED 01             100000
Komatsu Ltd. Spon ADR       COM                 500458401     8458   356725 SH       SOLE                   221080            135645
Lockheed Martin Corp.       COM                 539830109    11342   130243 SH       SOLE                    81920             48323
Lockheed Martin Corp.       COM                 539830109     8708   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    17752   516790 SH       SOLE                   327435            189355
Manitowoc Company Inc.      COM                 563571108     1170   100000 SH       DEFINED 01             100000
Metlife Inc.                COM                 59156r108    11024   357355 SH       SOLE                   223385            133970
Metlife Inc.                COM                 59156r108     6170   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    11164   364958 SH       SOLE                   226185            138773
Monsanto Co.                COM                 61166w101    12635   152629 SH       SOLE                    96105             56524
Nike Inc. Cl. B             COM                 654106103    10217   116393 SH       SOLE                    72205             44188
Oaktree Captial Group LLC   COM                 674001102     3977   112500 SH       DEFINED 01             112500
Pepsico Inc.                COM                 713448108    10978   155370 SH       SOLE                    96290             59080
Schlumberger Ltd.           COM                 806857108    14873   229129 SH       SOLE                   142245             86884
Union Pacific Corp.         COM                 907818108    13554   113601 SH       SOLE                    70575             43026
United Parcel Service Inc.  COM                 911312106    13259   168351 SH       SOLE                   105290             63061
United Technologies Corp.   COM                 913017109    15185   201048 SH       SOLE                   124605             76443
USG Corp.                   COM                 903293405     6566   344694 SH       SOLE                   213350            131344
USG Corp.                   COM                 903293405     4572   240000 SH       DEFINED 01             240000
WABCO Holdings Inc.         COM                 92927k102    15379   290545 SH       SOLE                   179697            110848
Walt Disney Co., The        COM                 254687106    12798   263881 SH       SOLE                   163915             99966
Wells Fargo & Co.           COM                 949746101    12471   372940 SH       SOLE                   261565            111375
Xerox Corp.                 COM                 984121103     9898  1257653 SH       SOLE                   784745            472908
Xerox Corp.                 COM                 984121103     2361   300000 SH       DEFINED 01             300000
Xylem Inc.                  COM                 98419m100     2517   100000 SH       DEFINED 01             100000
Xylem Inc.                  COM                 98419m100     4576   181798 SH       SOLE                   114745             67053